Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of investments not accounted for using equity method
	December 31, 2018	December 31, 2017

Equity securities (strategically acquired)	$1,742	$2,435
Warrants	39	661
	$1,781	$3,096

Disclosure of the available-for-sale movements [text block]
	December 31, 2018	December 31, 2017
Equity securities, beginning of year	$2,435	$550
Additions ( see Note 7 )	1,202	1,553
Unrealized (loss) gain for the year	(1,895)	332
Equity securities, end of year	$1,742	$2,435

Disclosure of financial instruments designated at fair value through profit or loss [text block]
	December 31, 2018	December 31, 2017
Warrants, beginning of year	$661	$168
Additions	–	151
Change in fair value of warrants	(622)	342
Warrants, end of year	$39	$661